Statements of Operations (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statements of Operations (unaudited)
REVENUE	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Professional fees	11,503	9,882	57,740	74,521
Depreciation	1,833	1,833	7,332	0
Exploration expenses - related party	3,779	6,219	15,151	12,234
Exploration expenses	0	8,866	144,816	33,756
Consulting fees - related party	101,984	45,000	459,772	120,000
Consulting fees	53,153	5,250	474,425	560,880
Transfer agent and filing fees	8,386	6,593	26,679	27,893
Travel	1,085	3,133	16,085	12,711
General and administrative expenses	13,166	3,949	32,619	13,789
TOTAL OPERATING EXPENSES	194,889	90,725	1,234,619	855,784
LOSS FROM OPERATIONS	(194,889)	(90,725)	(1,234,619)	(855,784)
OTHER INCOME (EXPENSES)
Change in fair value of marketable securities	(101,675)	345,600	(258,689)	(987,489)
Other income	18,388	40,000	10,284	0
Other income - related party	10,000	0	59,500	98,000
TOTAL OTHER INCOME (EXPENSE)	(73,287)	385,600	(188,905)	(889,489)
LOSS BEFORE INCOME TAXES	(268,176)	294,875	(1,423,524)	(1,745,273)
PROVISION FOR INCOME TAXES	0	0	0	0
NET INCOME (LOSS)	$ (268,176)	$ 294,875	$ (1,423,524)	$ (1,745,273)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.00)	$ 0.00	$ (0.01)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	105,836,885	104,110,219	107,814,085	99,843,819